Available-for-sale Securities - Schedule of unrealized positions of the Company's available-for-sale securities disaggregated by class of instrument (Detail) - ColdQuanta, Inc. dba Infleqtion [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2025 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 51,335
Gross unrealized gains	140
Gross unrealized losses	0
Fair value	51,475
US Treasury Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	12,043
Gross unrealized gains	33
Gross unrealized losses	0
Fair value	12,076
Corporate Debt Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	39,292
Gross unrealized gains	107
Gross unrealized losses	0
Fair value	$ 39,399